Prepayments and Other Assets (Details) - USD ($)	Apr. 30, 2026	Sep. 25, 2025	Feb. 14, 2020
Prepayments and Other Assets [Line Items]
Insurance policy for its principal shareholde			$ 916,923
Surrender value	$ 831,506
New Keyman [Member]
Prepayments and Other Assets [Line Items]
Insurance policy for its principal shareholde		$ 367,729
Surrender value	$ 288,050